Label	Element	Value
FPA Global Equity ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	FPA GLOBAL EQUITY ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The FPA Global Equity ETF (the "Fund") seeks long-term growth of principal and income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2026
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The Example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended September 30, 2024, the Fund's portfolio turnover rate was 38% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	38.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Although the Fund has adopted a policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities, the Fund's investment adviser, First Pacific Advisors, LP (the "Adviser"), expects to invest, under normal circumstances, at least 95% of the Fund's assets in equity securities. The Fund invests primarily in publicly traded common stocks of mid- and large-cap U.S. and non-U.S. companies, including companies in emerging market countries. The Fund defines mid- and large-cap companies to be those with market capitalizations equal to or greater than $10 billion at the time of initial purchase. These securities may be traded on major stock exchanges, regional stock exchanges, over-the-counter markets and other quotation systems. Under normal circumstances, the Fund expects to invest at least 40% of its total assets in equity securities of non-U.S. issuers (i.e., if the issuer is headquartered outside the United States, if at least 50% of its assets are outside the United States, or if at least 50% of its gross income is from non-U.S. sources). The equity securities held by the Fund may include common stocks, preferred stocks, and depositary receipts (including those paying dividends).

The Adviser manages the Fund's portfolio according to its Contrarian Value Equity Strategy, which seeks to invest in companies that currently appear out of favor or are undervalued by the stock market, including those mired in bad news according to media headlines, but have a favorable outlook for long-term total return (growth of principal and income) in the Adviser's estimation over five to ten years. The Adviser conducts deep research into the underlying financial condition and prospects of individual companies, including potential future earnings, cash flow, and dividends to shareholders. The Adviser consults with Wall Street professionals, industry consultants and the target company's customers, competitors and executives to understand the company's potential. The Adviser may, as part of its research, review current and historic SEC filings, conference call transcripts, and relevant periodicals to gain a full picture of the company.

After identifying target companies for the Fund, the Adviser selects the companies the equity securities of which are offered at a "substantial discount" to the Adviser's estimation of the company's worth or intrinsic value. In seeking a "substantial discount," the Adviser looks for genuine bargains by seeking securities it believes have a compelling economic risk/reward proposition on an absolute basis rather than relative to companies in the same industry, or a comparative index or benchmark. The Adviser may sell a security if its market price exceeds the Adviser's estimate of its intrinsic value, or if its economic risk/reward proposition is no longer compelling or less compelling than that of other investments identified by the Adviser. In seeking to achieve the Fund's investment objective, the Adviser may, at times, accept market volatility in the Fund's share price and short-term Fund underperformance.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The Fund commenced operations and acquired the assets and liabilities of the FPA Global Equity ETF, a series of Northern Lights Fund Trust III (the "Predecessor Fund"), resulting from a reorganization of the Predecessor Fund with and into the Fund, on April 26, 2024. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods through April 26, 2024, reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compared with those of the MSCI AC World Index (Net), a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund's performance information is accessible on the Fund's website at https://fpag.fpa.com or by calling (800) 982-4372.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compared with those of the MSCI AC World Index (Net), a broad-based securities market index.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The MSCI AC World Index (Net) is a stock index designed to track broad global equity-market performance. Maintained by Morgan Stanley Capital International (MSCI), the index comprises the stocks of nearly 3,000 companies from 23 developed countries and 25 emerging markets. Investors cannot invest directly in an index.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) 982-4372
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://fpag.fpa.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Highest Calendar Quarter Return at NAV  12.54%  Quarter Ended 12/31/2022

Lowest Calendar Quarter Return at NAV  (15.60)%  Quarter Ended 6/30/2022

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	12.54%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(15.60%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2024)
FPA Global Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risk is inherent in all investing and you could lose money by investing in the Fund.
FPA Global Equity ETF | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Risk. Equity securities, generally common stocks, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities.
FPA Global Equity ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Large-Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
FPA Global Equity ETF | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Mid-Capitalization Companies Risk. The earnings and prospects of mid-capitalization sized companies are more volatile than those of larger companies and they may experience higher failure rates than larger companies. Mid-capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
FPA Global Equity ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign Securities Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.
FPA Global Equity ETF | Emerging Market Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Emerging Market Securities Risk. The Fund may invest in companies organized or doing substantial business in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation, or the Morgan Stanley Capital International (MSCI) emerging market indices or other comparable indices. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund's investment strategy. The Fund's performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.
FPA Global Equity ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Depositary Receipts Risk. Investing in depositary receipts may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards. Unsponsored depositary receipts held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored depositary receipts than sponsored depositary receipts; unsponsored depositary receipts are also not obligated to pass through voting rights to the Fund.
FPA Global Equity ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company's creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.
FPA Global Equity ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer's financial condition, national or international political events, war, acts of terrorism, inflation/deflation, market disruptions, public health emergencies, such as the spread of infectious illness or disease, natural disasters or climate events, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs, competitive conditions within an industry, or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. Shareholder redemptions may also cause the Fund to engage in "odd-lot" fixed-income transactions, which due to their small size, may result in the Fund receiving substantially lower value on such transactions than if the Fund had engaged in a large block trade of such securities.
FPA Global Equity ETF | ETF Structure Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:
FPA Global Equity ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, shares may trade at a discount to the Fund's net asset value ("NAV") and possibly face delisting.
FPA Global Equity ETF | Market Maker Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's NAV and the price at which the Fund shares are trading on the Exchange, which could result in a decrease in value of the Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the Fund's NAV and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Fund shares.
FPA Global Equity ETF | Fluctuation of NAV Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Fluctuation of NAV Risk. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Fund's NAV, there may be times when the market prices of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Fund shares may decrease considerably and cause the market price of Fund shares to deviate significantly from the Fund's NAV.
FPA Global Equity ETF | Market Price Could Vary From NAV Due to Foreign Holdings [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Market Price Could Vary From NAV Due to Foreign Holdings. The Fund may hold shares of non-U.S. securities traded in local markets that close at a different time than the Exchange. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the Exchange is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. This could lead to differences between the market price of the Fund's shares and the underlying value of the Fund shares. These differences can be magnified during times of significant market activity.
FPA Global Equity ETF | Trading Issues Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Trading Issues Risk. Although the Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.
FPA Global Equity ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the "bid" price) and the price at which an investor is willing to sell Shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid-ask spread." The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
FPA Global Equity ETF | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Active Management Risk. There is a risk that an investment technique used by the Fund's portfolio managers may fail to produce the intended result.The Adviser's judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund's performance and cause it to underperform relative to other funds with similar investment goals or not to achieve its investment goal.
FPA Global Equity ETF | Issuer-Specific Changes [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Issuer-Specific Changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. A particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.
FPA Global Equity ETF | Headline Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Headline Risk. The Fund may invest in companies that are at the center of controversy because of negative media attention regarding its operations, long-term prospects, or management which may cause short-term underperformance.
FPA Global Equity ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Non-Diversified Risk. Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated. The Fund intends to invest in a variety of securities and instruments, but the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
FPA Global Equity ETF | Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Value Investing Risk. The Adviser's assessment of a stock's intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may actually be appropriately priced or its price may decline.
FPA Global Equity ETF | Volatility Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's NAV per share to experience significant increases or declines in value over short periods of time. Because the Adviser seeks to invest in companies that have a favorable outlook for long-term growth, generally over five to ten years, short-term investors may not reap the full benefits of the Fund's investment strategy.
FPA Global Equity ETF | Recent Market Events [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, military conflicts and wars, such as Russian's invasion of Ukraine and the war among Israel, Hamas and other militant groups in the Middle East, have increased tensions in Europe and the Middle East and have caused or could continue to cause market disruptions in the regions and globally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.
FPA Global Equity ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.
FPA Global Equity ETF | FPA Global Equity ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,159
MSCI AC World Index (Net) (reflects no deductions for fees, expenses or taxes)2
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.49%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.02%	[2]
FPA Global Equity ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(17.52%)
Annual Return [Percent]	oef_AnnlRtrPct	29.00%
Annual Return [Percent]	oef_AnnlRtrPct	15.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.95%
Performance Inception Date	oef_PerfInceptionDate	Dec. 16, 2021
FPA Global Equity ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.33%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.59%	[3]
FPA Global Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.56%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.12%	[3]

[1]	The Fund's investment adviser has contractually agreed to limit Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))), to 0.49% of the Fund's average daily net assets until January 31, 2026. The adviser may recoup any operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. In addition, the adviser may seek reimbursement from the Fund of fees waived or payments made by the adviser to the Predecessor Fund (defined below) prior to the Predecessor Fund's reorganization for a period ending three years after the date of the waiver or payment if such recoupment can be achieved within the lesser of the foregoing expense limited and the expense limits in place at the time of the recoupment. This agreement may only be terminated before its expiration date by the Board of Trustees of Investment Managers Series Trust III.
[2]	The MSCI AC World Index (Net) is a stock index designed to track broad global equity-market performance. Maintained by Morgan Stanley Capital International (MSCI), the index comprises the stocks of nearly 3,000 companies from 23 developed countries and 25 emerging markets. Investors cannot invest directly in an index.
[3]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.